Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Accrued expenses to related party port agents	$1,108	$876
Scorpio Ship Management S.A.M. (SSM)	337	89
Scorpio Commercial Management S.A.M. (SCM)	56	33
Scorpio Services Holding Limited (SSH)	1	1
Accrued expenses to related parties	1,502	999

Accrued short-term employee benefits	33,329	40,295
Suppliers	17,984	32,051
Deferred income	11,653	10,963
Accrued interest	8,210	7,200
	$72,678	$91,508
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight line basis. The terms of these agreements are described in Note 16.